COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

May 2, 2016

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Real Estate Equity Fund (the Fund)

Post-Effective Amendment No. 257

File Nos. 002-99356 /811-04367

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 257 (Amendment). This Amendment was filed electronically on April 27, 2016.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Kimberly Tavares at (617) 385-9771.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro Assistant Secretary
Columbia Funds Series Trust I